Exhibit 99.1

World Omni Auto Receivables Trust 2014-B
Monthly Servicer Certificate
December 31, 2016

Dates Covered
Collections Period	12/01/16 - 12/31/16
Interest Accrual Period	12/15/16 - 01/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/16	392,949,234.69	26,073
Yield Supplement Overcollateralization Amount 11/30/16	10,398,837.56	0
Receivables Balance 11/30/16	403,348,072.25	26,073
Principal Payments	17,199,422.94	476
Defaulted Receivables	882,677.27	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/16	9,719,270.53	0
Pool Balance at 12/31/16	375,546,701.51	25,550

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	36.24%

Prepayment ABS Speed	1.39%

Overcollateralization Target Amount	16,899,601.57
Actual Overcollateralization	16,899,601.57

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	40.43

Delinquent Receivables:
Past Due 31-60 days	7,934,825.49	429
Past Due 61-90 days	2,172,338.02	116
Past Due 91-120 days	370,539.07	23
Past Due 121+ days	0.00	0
Total	10,477,702.58	568

Total 31+ Delinquent as % Ending Pool Balance	2.79%

Recoveries	535,664.18

Aggregate Net Losses/(Gains) - December 2016	347,013.09

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.03%
Prior Net Losses Ratio	1.41%
Second Prior Net Losses Ratio	1.45%
Third Prior Net Losses Ratio	1.54%
Four Month Average	1.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.33%

Flow of Funds	$ Amount

Collections	18,923,847.44
Advances	4,200.83
Investment Earnings on Cash Accounts	5,518.37
Servicing Fee	(336,123.39)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	18,597,443.25

Distributions of Available Funds
(1) Class A Interest	385,229.69
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	16,619,419.19
(7) Distribution to Certificateholders	1,559,108.12
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,597,443.25

Servicing Fee	336,123.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 12/15/16	375,266,519.13
Principal Paid	16,619,419.19
Note Balance @ 01/17/17	358,647,099.94

Class A-1
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-2a
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-2b
Note Balance @ 12/15/16	0.00
Principal Paid	0.00
Note Balance @ 01/17/17	0.00
Note Factor @ 01/17/17	0.0000000%

Class A-3
Note Balance @ 12/15/16	246,936,519.13
Principal Paid	16,619,419.19
Note Balance @ 01/17/17	230,317,099.94
Note Factor @ 01/17/17	65.0613277%

Class A-4
Note Balance @ 12/15/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	107,600,000.00
Note Factor @ 01/17/17	100.0000000%

Class B
Note Balance @ 12/15/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	20,730,000.00
Note Factor @ 01/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	418,915.94
Total Principal Paid	16,619,419.19
Total Paid	17,038,335.13

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.70389%
Coupon	0.93389%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	234,589.69
Principal Paid	16,619,419.19
Total Paid to A-3 Holders	16,854,008.88

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4238624
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.8156579
Total Distribution Amount	17.2395203

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6626827
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.9475118
Total A-3 Distribution Amount	47.6101945

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/16	84,222.08
Balance as of 12/31/16	88,422.91
Change	4,200.83

Reserve Account
Balance as of 12/15/16	2,527,722.68
Investment Earnings	711.41
Investment Earnings Paid	(711.41)
Deposit/(Withdrawal)	-
Balance as of 01/17/17	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68